UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/14

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2014 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Australia--1.1%
Dexus Property Group	3,070,919	3,370,700
Brazil--1.1%
CCR	456,984	3,593,430
Canada--1.0%
Husky Energy	100,000	3,042,142
Denmark--2.2%
TDC	685,000	6,911,388
France--4.9%
Sanofi	61,500	6,452,542
Suez Environnement	146,762	2,727,401
Total	94,374	6,087,679
		15,267,622
Germany--3.2%
Deutsche Post	168,733	5,412,720
Deutsche Telekom	288,000	4,664,825
		10,077,545
Hong Kong--1.2%
Link REIT	642,500	3,640,363
Ireland--.5%
CRH	61,377	1,434,245
Luxembourg--1.0%
SES	85,555	3,137,633
Netherlands--6.4%
Reed Elsevier	314,000	7,054,577
Royal Dutch Shell, Cl. A	161,116	6,629,373
Wolters Kluwer	225,000	6,213,305
		19,897,255
Norway--4.5%
Orkla	849,789	7,697,777
Statoil	218,499	6,229,556
		13,927,333
Singapore--.9%
Singapore Technologies Engineering	953,000	2,889,938
South Africa--1.0%

MTN Group	152,000		3,135,360
South Korea--.8%
Macquarie Korea Infrastructure Fund	379,950		2,439,136
Sweden--2.0%
TeliaSonera	813,000		6,091,052
Switzerland--9.6%
Credit Suisse Group	99,062	a	2,692,756
Nestle	48,591		3,607,206
Novartis	100,000		8,728,939
Roche Holding	29,500		8,570,439
Zurich Insurance Group	21,154	a	6,149,662
			29,749,002
Thailand--1.0%
Bangkok Bank	531,000		3,244,933
United Kingdom--13.3%
BAE Systems	441,276		3,184,769
Balfour Beatty	1,000,000		4,007,047
Centrica	1,590,000		8,288,417
GlaxoSmithKline	395,000		9,534,187
ICAP	20,817		121,679
SSE	267,928		6,570,817
Tesco	650,000		2,812,856
Vodafone Group	2,035,000		6,775,911
			41,295,683
United States--42.8%
Annaly Capital Management	322,521	b	3,579,983
CA	227,000		6,555,760
Cisco Systems	130,000		3,279,900
Clorox	69,000		5,994,030
ConocoPhillips	74,000		6,105,000
Kraft Foods Group	54,935		2,943,692
Lockheed Martin	20,500		3,422,885
Mattel	180,000		6,376,500
Merck & Co.	109,500		6,213,030
Microsoft	392,000		16,918,720
Northeast Utilities	140,000		6,146,000
Paychex	154,000		6,315,540
PDL BioPharma	88,087		826,256
Pfizer	198,000		5,682,600
Philip Morris International	159,000		13,039,590
Procter & Gamble	79,000		6,108,280

Reynolds American		292,939	16,360,643
Sysco		265,255	9,466,951
Two Harbors Investment		309,702	3,168,252
Verizon Communications		29,610	1,492,936
Verizon Communications		64,390	3,262,667
			133,259,215
Total Common Stocks
	(cost $266,604,883)		306,403,975

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $2,360,363)	2,360,363 [c]	2,360,363

Total Investments (cost $268,965,246)		99.3%	308,764,338
Cash and Receivables (Net)		.7%	2,159,487
Net Assets		100.0%	310,923,825

REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $39,799,092 of which $46,688,177 related to appreciated investment securities and $6,889,085 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	20.0
Health Care	14.8
Industrial	10.5
Telecommunications	10.4
Consumer Services	9.2
Oil & Gas	9.0
Technology	8.6
Financial	8.4
Utilities	7.6
Money Market Investment	.8
99.3

†	Based on net assets.

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
8/1/2014 a	54,790	92,786	92,501	(285)

Japanese Yen,
Expiring
8/14/2014 b	619,986,637	6,105,535	6,027,642	(77,893)

Sales:		Proceeds ($)

Brazilian Real,
Expiring
9/12/2014 b	6,419,000	2,747,860	2,793,307	(45,447)

British Pound,
Expiring:
8/4/2014 a	260,689	440,140	440,123	17
8/14/2014 b	3,634,000	6,105,536	6,134,612	(29,076)

Euro,
Expiring
8/14/2014 c	9,478,000	13,214,730	12,692,201	522,529

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

Gross Unrealized Appreciation	522,546
Gross Unrealized Depreciation	(152,701)

Counterparties:

a	Royal Bank of Scotland
b	Barclays Bank
c	UBS

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
Assets ($)	Quoted Prices	Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	129,996,548	3,262,667	++	-	133,259,215
Equity Securities - Foreign Common Stocks+	-	173,144,760	++	-	173,144,760
Mutual Funds	2,360,363	-		-	2,360,363
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	522,546		-	522,546
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(152,701)		-	(152,701)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--95.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--1.2%
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	19,525,000		20,971,938
Brazil--3.7%
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	7,275,000	b	7,525,987
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	34,500,000		14,889,310
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	41,000,000		16,563,964
Brazilian Government,
Bonds, Ser. B	BRL	6.00	8/15/18	12,000,000	c	13,512,764
Caixa Economica Federal,
Sr. Unscd. Notes		4.50	10/3/18	8,450,000	b	8,608,438
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	6,525,000	b	2,653,140
						63,753,603
Canada--4.7%
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	55,372	b	50,798
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	b	9,931,216
Canadian Government,
Bonds	CAD	2.50	6/1/24	36,100,000		34,034,021
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	3,131,905	b	2,883,587
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	13,575,000	b	12,455,858
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	4,030,775	b	3,721,799
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	2,507,226		2,312,668
Ford Auto Securitization Trust,

Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	516,544	b	475,646
MEG Energy,
Gtd. Notes		6.38	1/30/23	4,375,000	b	4,517,187
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	10,560,000		9,750,143
						80,132,923
China--.2%
Azure Orbit II International Finance,
Gtd. Notes		3.38	4/25/19	3,175,000		3,212,782
Colombia--.2%
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	2,575,000		2,703,750
France--3.3%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	7,715,000	d	10,873,274
Electricite de France,
Sub. Notes	EUR	5.38	1/29/49	3,100,000	d	4,623,948
French Government,
Bonds	EUR	0.50	11/25/19	19,200,000		25,656,347
French Government,
Notes	EUR	2.50	1/15/15	4,975,000		6,735,569
GDF Suez,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	4,000,000	d	5,410,262
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	3,100,000	d	4,285,082
						57,584,482
Germany--6.4%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	7,700,000	d	12,071,245
Deutsche Annington Finance,
Gtd. Notes		3.20	10/2/17	2,250,000	b	2,318,524
Deutsche Annington Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,353,330
German Government,
Bonds	EUR	1.50	5/15/24	1,370,000		1,888,907
German Government,
Bonds	EUR	3.25	7/4/42	51,899,000		87,308,531
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000		34,189
Unitymedia Hessen,

Sr. Scd. Notes	EUR	7.50	3/15/19	2,920,000	b	4,169,055
						110,143,781
Hungary--.1%
Hungarian Development Bank,
Gov't Gtd. Notes		6.25	10/21/20	2,100,000	b	2,346,750
Iceland--1.3%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	1,450,000	b	1,518,855
Icelandic Government,
Unscd. Notes		4.88	6/16/16	20,675,000	e	21,656,794
						23,175,649
India--.6%
ONGC Videsh,
Gtd. Bonds	EUR	2.75	7/15/21	2,000,000		2,644,617
State Bank India/London,
Sr. Unscd. Notes		3.62	4/17/19	8,025,000	b	8,067,629
						10,712,246
Ireland--3.0%
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	16,125,000		21,963,468
Irish Government,
Unscd. Bonds	EUR	3.40	3/18/24	19,680,000		29,010,080
						50,973,548
Italy--13.5%
Enel,
Sub. Bonds		8.75	9/24/73	3,800,000	b,d	4,503,000
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,700,000		10,159,400
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	7,850,000		8,188,029
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,800,000		5,423,325
Italian Government,
Treasury Bonds	EUR	2.75	11/15/16	17,375,000		24,376,883
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	56,150,000		82,183,660
Italian Government,
Treasury Bonds	EUR	4.50	5/1/23	19,500,000		30,293,934
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	30,075,000		47,732,021

Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	5,300,000		9,665,272
Wind Acquisition Finance,
Gtd. Notes		7.38	4/23/21	1,500,000	b	1,567,500
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	4,375,000	b	4,664,844
Wind Acquisition Finance,
Sr. Scd. Notes	EUR	4.00	7/15/20	1,200,000	b	1,610,873
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	775,000	b,e	1,118,188
						231,486,929
Japan--8.4%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000		345,865
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000	e	257,023
Japanese Government,
Sr. Unscd. Bonds, Ser. 148	JPY	1.50	3/20/34	9,005,400,000		89,313,975
Japanese Government,
Sr. Unscd. Bonds, Ser. 18	JPY	0.10	3/10/24	5,044,500,000	f	54,682,301
						144,599,164
Kazakhstan--.4%
KazAgro National Management Holding,
Sr. Unscd. Notes	EUR	3.26	5/22/19	5,750,000		7,680,269
Kenya--.2%
Kenyan Government,
Notes		5.88	6/24/19	2,675,000	b	2,762,473
Lithuania--.3%
Lithuanian Government,
Sr. Unscd. Notes	EUR	3.38	1/22/24	3,700,000	e	5,461,037
Mexico--.5%
Alfa,
Sr. Unscd. Notes		6.88	3/25/44	2,350,000	b	2,555,625
Grupo Bimbo,
Sr. Unscd. Notes		3.88	6/27/24	3,475,000	b	3,458,946
Grupo Bimbo,
Sr. Unscd. Notes		4.88	6/27/44	1,775,000	b	1,741,305
Petroleos Mexicanos,
Gtd. Notes	EUR	3.75	4/16/26	850,000	e	1,213,595
						8,969,471

Netherlands--3.0%
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	8,100,000	d	11,390,533
Netherlands Government,
Bonds	EUR	1.25	1/15/19	25,650,000	b	35,720,579
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,675,000	b	3,950,625
						51,061,737
New Zealand--1.5%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 319	NZD	5.00	3/15/19	11,925,000		10,551,583
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	17,350,000		15,710,139
						26,261,722
Nigeria--2.0%
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	160,600,000	g	991,153
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	35,800,000	g	216,922
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	1,453,600,000	g	8,745,308
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/20/14	2,561,900,000	g	15,325,784
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	18,000,000	g	107,040
Nigerian Government,
Treasury Bills	NGN	0.00	1/8/15	672,000,000	g	3,961,996
Nigerian Government,
Treasury Bills	NGN	0.00	3/5/15	769,200,000	g	4,456,082
						33,804,285
Norway--.2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	18,275,000		3,237,390
Portugal--2.8%
Portuguese Government,
Unscd. Notes		5.13	10/15/24	8,550,000	b	8,587,876
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	25,000,000	b	38,897,295
						47,485,171
Singapore--.5%

ABJA Investment,
Gtd. Bonds		5.95	7/31/24	9,300,000		9,222,112
Slovakia--1.3%
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	11,280,000		16,797,654
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	2,915,000		4,711,699
						21,509,353
South Africa--1.9%
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	355,520,000		32,559,671
Spain--7.7%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,500,000	d	3,453,080
Gestamp Funding,
Sr. Scd. Notes		5.63	5/31/20	2,700,000	b	2,760,750
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	2,000,000		2,985,945
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	4,500,000	d	6,583,112
Repsol International Finance,
Gtd. Notes	EUR	2.63	5/28/20	5,300,000		7,505,277
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	11,700,000		16,866,565
Spanish Government,
Sr. Unscd. Bonds	EUR	4.40	10/31/23	22,575,000	b	35,170,961
Spanish Government,
Bonds	EUR	5.40	1/31/23	31,900,000	b	53,016,023
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,600,000		3,951,077
						132,292,790
Supranational--1.3%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	29,000,000		4,561,868
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	3,650,000	b	3,741,250
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		390,999
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	14,300,000		13,466,050

						22,160,167
Sweden--1.1%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	108,750,000		19,500,416
United Arab Emirates--.5%
Emirates Telecommunications,
Sr. Unscd. Notes	EUR	1.75	6/18/21	6,125,000		8,253,946
United Kingdom--7.9%
Bank of Scotland,
Sub. Bonds	GBP	9.38	5/15/21	3,820,000		8,350,819
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	1,171,386		1,984,315
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.89	2/15/17	4,785,000	b,d	6,429,065
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	3,050,000		4,782,321
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	5,325,000		9,014,678
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	3,250,000		5,322,188
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	5,050,000		8,432,863
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	40,865,000		80,933,963
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	6,425,000	b	11,197,188
						136,447,400
United States--15.0%
Ally Financial,
Gtd. Notes		3.50	1/27/19	7,340,000		7,284,950
Barclays Commercial Mortgage Securities Trust,
Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	5,090,000	b	5,361,663
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PW18, Cl. AJ		6.36	6/11/50	3,300,000	d	3,189,831
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	1,950,000		1,950,617
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D		3.39	7/22/19	3,375,000		3,446,150
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D		3.69	2/20/19	2,900,000		3,000,804

Cimarex Energy,
Gtd. Notes	5.88	5/1/22	800,000		878,000
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E	3.63	5/10/35	4,670,000	b,d	4,277,813
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	2,925,000	b,d	2,932,002
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	2,075,000	b,d	2,056,748
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	2,440,000	b	2,388,855
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	5,200,000	b	5,322,925
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	1,700,000	b,d	1,678,244
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	1,325,000		1,389,992
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	925,000		986,869
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	3,775,000	b,d	4,132,713
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.22	8/10/46	1,240,000	b,d	1,344,964
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C	5.34	10/10/46	3,100,000	b,d	3,360,223
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	4,525,633		4,800,562
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	5.52	12/5/31	3,117,000	b,d	3,272,663
Genworth Holdings,
Gtd. Notes	4.90	8/15/23	7,205,000		7,646,782
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX	4.41	11/5/30	3,515,000	b	3,622,088
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B	3.50	4/15/46	7,270,000		7,179,976
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	2,920,000		3,079,769
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	3,350,000	d	3,552,064
JPMBB Commercial Mortgage Securities Trust,
Ser. 2014-C19, Cl. B	4.39	4/15/47	4,700,000	d	4,885,023

JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	6,350,000	d	8,979,902
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.95	11/25/36	2,850,000	d	2,606,847
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		0.98	2/25/34	1,690,540	d	1,651,062
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ		5.86	5/12/39	6,735,000	d	6,888,861
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	4,070,000	e	4,690,675
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ		5.24	12/12/49	4,550,000		4,613,297
Mondelez International,
Sr. Unscd. Notes	EUR	1.13	1/26/17	6,475,000		8,745,472
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B		3.67	12/15/48	2,195,000	d	2,192,580
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	2,355,000		2,364,648
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C		4.17	12/15/48	1,885,000	d	1,914,192
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.46	3/25/35	1,529,736	d	1,395,586
Popular ABS Mortgage Pass-Through Trust,
Ser. 2006-D, Cl. A2		0.32	11/25/46	1,740,534	d	1,683,442
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A		2.58	9/15/21	9,500,000	b	9,575,601
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A		6.25	6/25/34	4,285,000	d	4,430,814
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	6,850,000		7,175,375
U.S. Treasury Bonds		3.38	5/15/44	23,930,000		24,221,659
U.S. Treasury Notes		1.63	6/30/19	36,370,000		36,149,780
U.S. Treasury Notes		2.75	11/15/23	1,005,000		1,025,924
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	2,215,000	b,d	2,187,557
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.23	3/10/46	1,700,000	b,d	1,693,582
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,940,000	d	4,818,313
Wachovia Bank Commercial Mortgage Trust,

Ser. 2007-C32, Cl. AJ	5.93	6/15/49	3,755,000	d	3,830,267
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1	2.61	4/25/35	3,984,993	d	4,032,036
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B	3.71	3/15/45	1,780,000	d	1,776,511
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C	4.27	3/15/45	1,855,000	d	1,872,742
WFRBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. B	4.38	5/15/47	6,280,000		6,489,297
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/67	7,785,000	b,d	8,388,337
					258,416,649
Venezuela--.5%
Venezuelan Government,
Sr. Unscd. Bonds	5.75	2/26/16	9,200,000		8,730,800
Total Bonds And Notes
(cost $1,601,552,496)					1,637,614,404
			Face Amount
			Covered by
Options Purchased--.3%			Contracts ($)		Value ($)
Call Options:
Euro,
December 2014 @ $1.34			170,000,000		2,382,064
Euro,
January 2015 @ $1.32			172,500,000		1,881,330
New Zealand Dollar,
September 2014 @ $0.80			26,900,000		28,164
South African Rand,
January 2015 @ $10.93			34,500,000		1,265,240
Total Options Purchased
(cost $5,017,778)					5,556,798
			Principal
Short-Term Investments--.8%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $14,133,531)			14,135,000	[h]	14,133,671

Other Investment--2.9%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $49,014,873)	49,014,873 [i]	49,014,873

Investment of Cash Collateral for Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $14,239,201)	14,239,201 [i]	14,239,201
Total Investments (cost $1,683,957,879)	100.0%	1,720,558,947
Cash and Receivables (Net)	.0%	355,452
Net Assets	100.0%	1,720,914,399

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
NGN--Nigerian Naira
NOK--Norwegian Krone
NZD--New Zealand Dollar
SEK--Swedish Krona
ZAR--South African Rand
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities were valued at $356,294,813 or 20.7% of net assets.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d	Variable rate security--interest rate subject to periodic change.
e	Security, or portion thereof, on loan. At July 31, 2014 the value of the fund's securities on loan was $13,556,462 and the value of the collateral held by the fund was $14,239,201.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g	Security issued with a zero coupon. Income is recognized through the accretion of discount.
h	Held by or on behalf of a counterparty for open financial futures contracts.
i	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $36,601,068 of which $46,289,615 related to appreciated investment secu and $9,688,547 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Non-U.S. Government	65.4
Securitized	10.7
Corporate-Investment Grade	10.3
Corporate-High Yield	5.2
U.S. Government	4.4
Cash & Equivalents	3.7
Options Purchased	.3
100.0

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014 ($)

Financial Futures Long
Canadian 10 Year Bonds	113	14,187,830	September 2014	123,079
Euro-Bobl	63	10,829,285	September 2014	60,006
Euro-Bond	10	1,981,655	September 2014	(10,823)

Financial Futures Short
U.S. Treasury Long Bonds	272	(37,374,500)	September 2014	(553,044)

Gross Unrealized Appreciation				183,085
Gross Unrealized Depreciation				(563,867)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring
8/4/2014	a	71,615,000	32,208,230	31,530,500	(677,730)

British Pound,
Expiring:
8/28/2014	b	22,640,000	38,454,606	38,214,224	(240,382)
8/28/2014	c	17,675,000	30,017,983	29,833,763	(184,220)
8/28/2014	d	10,220,000	17,359,999	17,250,414	(109,585)
8/28/2014	e	8,580,000	14,558,185	14,482,245	(75,940)

Danish Krone,
Expiring
8/28/2014	d	45,260,000	8,159,471	8,129,746	(29,725)

Euro,
Expiring
8/28/2014	f	18,205,000	24,375,039	24,379,515	4,476

Indian Rupee,
Expiring
8/28/2014	f	4,135,260,000	68,709,147	67,868,546	(840,601)

Malaysian Ringgit,

Expiring
8/28/2014	f	73,945,000	23,296,661	23,083,145	(213,516)

Mexcian New Peso,
Expiring
8/28/2014	e	581,650,000	44,766,413	43,903,127	(863,286)

Norwegian Krone,
Expiring
8/28/2014	g	276,190,000	44,344,720	43,890,385	(454,335)

Philippines Peso,
Expiring
8/28/2014	g	730,000,000	16,756,571	16,779,354	22,783

Polish Zloty,
Expiring:
8/28/2014	e	154,670,000	50,071,707	49,478,326	(593,381)

8/28/2014	f	57,640,000	18,660,062	18,438,810	(221,252)

Singapore Dollar,
Expiring
8/28/2014	d	5,250,000	4,228,977	4,208,414	(20,563)

South African Rand,
Expiring
8/28/2014	d	12,890,000	1,201,413	1,196,420	(4,993)

South Korean Won,
Expiring
8/28/2014	f	30,669,880,000	29,906,662	29,791,547	(115,115)

Swedish Krona,
Expiring
8/28/2014	f	12,655,000	1,852,591	1,834,306	(18,285)

Swiss Franc,
Expiring
8/28/2014	d	19,640,000	21,741,537	21,615,383	(126,154)

Sales:			Proceeds ($)

Australian Dollar,
Expiring
8/28/2014	e	52,135,000	48,896,895	48,352,656	544,239

Brazilian Real,
Expiring:
8/4/2014	f	71,615,000	31,909,727	31,530,500	379,227
9/3/2014	a	71,615,000	31,936,052	31,244,092	691,960

Canadian Dollar,
Expiring
8/28/2014	g	36,095,000	33,383,740	33,080,859	302,881

Euro,
Expiring:
8/1/2014	f	18,848,454	25,233,745	25,238,958	(5,213)
8/28/2014	b	125,935,000	169,126,160	168,647,855	478,305
8/28/2014	c	1,300,000	1,747,356	1,740,916	6,440
8/28/2014	d	63,520,000	85,376,565	85,063,817	312,748
8/28/2014	h	42,680,000	57,363,200	57,155,600	207,600

Japanese Yen,
Expiring
8/28/2014	g	14,991,420,000	147,289,501	145,762,725	1,526,776

New Zealand Dollar,
Expiring
8/28/2014 g	86,860,000	74,066,391	73,580,216	486,175

South African Rand,
Expiring:
8/1/2014 d	12,887,600	1,206,477	1,201,865	4,612
8/28/2014 f	480,755,000	45,301,294	44,622,585	678,709

Gross Unrealized Appreciation				5,646,931
Gross Unrealized Depreciation				(4,794,276)

Counterparties:

a	Morgan Stanley Capital Services
b	Bank of America
c	Barclays Bank
d	Goldman Sachs International
e	JP Morgan Chase Bank
f	Citigroup
g	Credit Suisse
h	Deutsche Bank

				Implied			Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Depreciation) ($)	Buy / Sell
10,450,000	ITRAXX Australia S20 Sub 5 Year Index	J.P. Morgan Chase	(1.00)		12/20/2018	(63,151.09)	(150,129)	Buy
38,250,000	ITRAXX Australia S20 Sub 5 Year Index	Deutsche	(1.00)		12/20/2018	(231,151.14)	(549,517)	Buy
							(699,646)

				Implied			Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Depreciation) ($)	Buy / Sell
17,345,000	USD - 6 Month Libor	Citibank	(3.68)	N/A	5/5/2020	(1,680,246.00)	(1,680,246)	N/A
61,770,000	NZD - 6 Month Libor	Deutsche	4.30	N/A	4/28/2017	667,925.61	667,926	N/A
177,700,000	USD - 6 Month Libor	Deutsche	(2.48)	N/A	1/10/2021	(3,182,143.78)	(3,182,144)	N/A
320,700,000	USD - 6 Month Libor	Citibank	(1.83)	N/A	1/10/2019	(1,663,986.03)	(1,663,986)	N/A
29,400,000	USD - 6 Month Libor	Citibank	(0.84)	N/A	11/8/2022	410,178.54	410,179	N/A
42,200,000	EUR - 1 Year Libor	J.P. Morgan Chase	1.91	N/A	11/4/2016	2,695,259.88	2,695,260	N/A
86,400,000	USD - 6 Month Libor	J.P. Morgan Chase	(2.32)	N/A	6/4/2023	1,433,380.27	1,433,380	N/A
366,600,000	MXN - 28 Day Libor	Deutsche	6.74	N/A	1/2/2024	1,260,780.91	1,260,781	N/A
946,400,000	MXN - 28 Day Libor	J.P. Morgan Chase	3.80	N/A	1/10/2017	(1,061,167.86)	(1,061,168)	N/A
174,170,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(0.66)	N/A	7/21/2016	153,569.44	153,569	N/A
19,800,000	NZD - 6 Month Libor	Deutsche	4.54	N/A	7/21/2019	43,815.22	43,815	N/A
102,050,000	GBP - 6 Month Libor	Deutsche	1.32	N/A	7/17/2016	(39,234.15)	(39,234)	N/A
							(961,868)

	Gross Unrealized Appreciation						6,664,910
	Gross Unrealized Depreciation						(8,326,424)

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	69,148,225	-	69,148,225
Commercial Mortgage-Backed	-	99,667,522	-	99,667,522
Corporate Bonds+	-	313,199,559	-	313,199,559
Foreign Government	-	1,079,542,737	-	1,079,542,737
Mutual Funds	63,254,074	-	-	63,254,074
Residential Mortgage-Backed	-	14,658,998	-	14,658,998
U.S. Treasury	-	75,531,034	-	75,531,034
Other Financial Instruments:
Financial Futures++	183,085	-	-	183,085
Forward Foreign Currency Exchange Contracts++	-	5,646,931	-	5,646,931
Swaps++	-	6,664,910	-	6,664,910
Options Purchased	-	5,556,798	-	5,556,798
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(563,867)	-	-	(563,867)
Forward Foreign Currency Exchange Contracts++	-	(4,794,276)	-	(4,794,276)
Swaps++	-	(8,326,424)	-	(8,326,424)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)